Material accounting policy information (Details Narrative)			9 Months Ended	12 Months Ended
	Oct. 01, 2025	Sep. 30, 2025	Sep. 30, 2026	Dec. 31, 2025
Neuronomics AG [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	44.68%	52.50%	44.68%	44.68%
Voting rights percentage			44.68%
Neuronomics AG [member] | Other Parties [Member]
IfrsStatementLineItems [Line Items]
Voting rights percentage			55.00%
Valour Digital Securities Limited [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	0.00%